UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21466
Hyperion Brookfield Collateralized Securities Fund, Inc.

(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: July 31, 2007
Date of reporting period: October 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.6%
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corporation Series 3210, Class FA (cost $7,983,905)	6.15%		09/15/36	$7,984	@	$7,947,906

U.S. Government Agency Pass-Through Certificates — 2.3%
Federal National Mortgage Association
Pool 941332	6.50		07/01/37	2,475	@	2,533,497
Pool 865301	7.02		12/01/35	11,037	@	11,194,281

Total U.S. Government Agency Pass-Through Certificates
(Cost — $13,839,107)						13,727,778

Total U.S. Government & Agency Obligations
(Cost — $21,823,012)						21,675,684

ASSET-BACKED SECURITIES — 59.0%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)	5.11	†	12/25/36	7,000		4,550,000
Series 2006-0P1, Class M2(a)	5.16	†	04/25/36	1,025		813,658
Series 2006-HE2, Class M2(a)	5.19	†	05/25/36	3,000		2,180,490
Series 2005-WF1, Class M7(a)	6.00	†	05/25/35	4,550		2,616,250

						10,160,398

Aerco Ltd.
Series 2A, Class A3*	5.55	†	07/15/25	40,428		32,342,331
Aircraft Finance Trust
Series 1999-1A, Class A1* (a)	5.57	†	05/15/24	16,250		11,212,500
Series 1999-1A, Class A2*	5.59	†	05/15/24	6,995		6,574,892

						17,787,392

Airplanes Pass Through Trust
Series 1R, Class A8	5.47	†	03/15/19	23,381		22,211,605
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*	10.33		09/25/32	290		14,514
Apidos CDO
Series 2005-2A, Class B*	5.81	†	12/21/18	9,000		7,996,500
Asset Backed Funding Certificates
Series 2004-FF1, Class M4(a)	7.37	†	07/25/33	3,000		2,346,120
Series 2005-WF1, Class M10(a)	8.12	†	01/25/35	2,934		2,250,105
Series 2004-FF1, Class M6(a)	8.37	†	12/25/32	733		335,437
Series 2004-FF1, Class M7(a)	8.37	†	07/25/32	231		20,206

						4,951,868

Asset Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1(a)	5.09	†	12/25/36	5,000		4,237,470
Series 2004-HE9, Class M2(a)	6.07	†	12/25/34	1,000		800,000

						5,037,470

Aviation Capital Group Trust
Series 2000-1A, Class A1*	5.57	†	11/15/25	8,430		6,912,381
Bayview Commercial Asset Trust
Series 2006-4A, Class B2* (a)	6.12	†	12/25/36	1,579		1,426,640
Series 2006-4A, Class B3* (a)	7.32	†	12/25/36	3,011		1,535,711
Series 2006-2A, Class B3* (a)	7.57	†	07/25/36	2,419		1,330,251
Series 2006-1A, Class B3* (a)	7.82	†	04/25/36	3,026		1,694,380
Series 2005-3A, Class B3* (a)	7.87	†	11/25/35	4,761		2,666,176
Series 2004-3, Class B2* (a)	8.22	†	01/25/35	1,898		1,472,783
Series 2005-1A, Class B3* (a)	9.37	†	04/25/35	4,011		2,758,411

						12,884,352

Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)	5.58	†	02/28/41	3,000		2,265,312
Series 2006-A, Class M2(a)	5.62	†	02/28/41	5,000		3,383,510

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

ASSET-BACKED SECURITIES (continued)
Series 2005-C, Class B1(a)	6.33	%†	06/28/44	$1,537		$1,113,910
Series 2005-C, Class B2(a)	6.48	†	06/28/44	1,230		843,054
Series 2006-A, Class B1(a)	6.48	†	02/28/41	4,798		3,398,088
Series 2006-A, Class B2(a)	6.78	†	02/28/41	5,459		3,662,225
Series 2005-C, Class B3(a)	6.93	†	06/28/44	3,037		1,969,920

						16,636,019

Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a)	5.10	†	05/25/37	15,200		12,430,818
Series 2006-23, Class M1(a)	5.12	†	05/25/37	16,592		13,474,031
Series 2006-17, Class M7(a)	5.69	†	03/25/47	3,500		977,407

						26,882,256

Fieldstone Mortgage Investment Corp.
Series 2005-1, Class M8(a)	6.22	†	03/25/35	2,800		1,260,000
First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2006-FFH1, Class M7(a)	6.12	†	01/25/36	2,500		1,616,095
Series 2005-FFH3, Class M7(a)	6.37	†	09/25/35	6,450		4,833,275
Series 2004-FF5, Class M7(a)	7.37	†	08/25/34	2,086		1,734,615
Series 2004-FF11, Class M8(a)	7.37	†	01/25/35	7,805		6,725,085
Series 2004-FF5, Class M9(a)	7.87	†	08/25/34	1,150		470,518
Series 2005-FF4, Class M9(a)	7.87	†	05/25/35	4,000		1,800,000
Series 2004-FF11, Class M9(a)	7.97	†	01/25/35	8,555		7,072,418
Series 2004-FF3, Class B2(a)	8.28	†	05/25/34	1,505		526,816
Series 2004-FF6, Class B3(a)	8.37	†	07/25/34	2,500		1,985,128

						26,763,950

Fremont Home Loan Trust
Series 2005-1, Class B2(a)	8.38	†	06/25/35	3,000		900,000
Series 2005-1, Class B3(a)	8.38	†	06/25/35	2,000		500,000

						1,400,000

Green Tree Financial Corp.
Series 1998-8, Class M2	7.08		09/01/30	8,372		1,803,428
Home Equity Loan Trust
Series 2007-FRE1, Class M5	6.12	†	04/25/37	13,646		9,928,448
Household Home Equity Loan Trust
Series 2007-3, Class M1(a)	7.29	†	11/20/36	3,800		3,766,750
HSI Asset Securitization Corp.
Series 2006-OPT2, Class M6(a)	5.48	†	01/25/36	1,666		923,589
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)	5.08	†	10/25/36	10,000	@	8,292,580
Series 2006-ACC1, Class A5(a)	5.11	†	05/25/36	3,000		2,773,977
Series 2007-CH4, Class M7(a)	5.97	†	05/25/37	4,500		1,299,650
Series 2007-CH5, Class M7(a)	6.62	†	06/25/37	3,802		1,814,079

						14,180,286

Lehman ABS Manufactured Housing Contract
Series 2002-A, Class A(a)	5.54	†	06/15/33	6,757		6,754,342
Series 2002-A, Class M1	6.34	†	06/15/33	3,062		3,025,070

						9,779,412

Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*	5.22	†	02/25/30	2,343		2,333,246
Series 2005-1A, Class B*	5.82	†	02/25/30	1,443		1,425,749

						3,758,995

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3(a)	5.02	†	06/25/36	650		626,432
Series 2006-HE3, Class A2C(a)	5.03	†	04/25/36	940		909,913
Series 2006-HE3, Class A2D(a)	5.12	†	04/25/36	2,500		2,358,897
Series 2007-NC3, Class M1(a)	5.14	†	05/25/37	10,000	@	6,831,600
Series 2007-NC3, Class M5(a)	5.42	†	05/25/37	2,000		673,820

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

ASSET-BACKED SECURITIES (continued)
Series 2007-HE5, Class M6(a)	6.77	%†	03/25/37	$3,500		$1,145,445

						12,546,107

Option One Mortgage Loan Trust
Series 2007-5, Class M4(a)	5.62	†	05/25/37	2,500		1,000,000
Series 2007-5, Class M5(a)	5.85	†	05/25/37	1,000		350,000
Series 2007-6, Class M7(a)	6.22	†	07/25/37	2,000		406,352
Series 2007-5, Class M6(a)	6.27	†	05/25/37	1,600		480,000
Series 2007-4, Class M6(a)	6.47	†	04/25/37	1,500		525,000
Series 2006-1, Class M10* (a)	7.37	†	01/25/36	900		225,000
Series 2005-1, Class M9(a)	7.87	†	02/25/35	3,000		1,050,000
Series 2005-1, Class M8(a)	8.12	†	02/25/35	2,000		1,618,296
Series 2005-2, Class M8(a)	8.12	†	05/25/35	6,000		4,325,286
Series 2004-1, Class M7* (a)	8.37	†	01/25/34	1,511		453,269

						10,433,203

Park Place Securities Inc
Series 2005-WHQ2, Class M10(a)	7.37	†	05/25/35	4,750		2,129,249
Porter Square CDO
Series 1A, Class C*	9.10	†	08/15/38	2,000		800,000
Quest Mortgage Securities Trust
Series 2005-X1, Class M7*(a) (c)	7.17	†	03/25/35	5,130		4,247,403
Quest Trust
Series 2006-X2, Class M3* (a)	5.57	†	08/25/36	3,360		2,726,102
Series 2006-X2, Class M4* (a)	5.77	†	08/25/36	4,421		3,352,710
Series 2006-X2, Class M5*(a) (c)	5.82	†	08/25/36	3,714		2,459,411
Series 2006-X2, Class M6*(a) (c)	5.87	†	08/25/36	2,360		1,066,479
Series 2005-X2, Class M1*(a) (c)	6.37	†	12/25/35	5,761		4,245,684

						13,850,386

Renaissance Home Equity Loan Trust
Series 2006-3, Class AF1(a)	5.92		11/25/36	3,761	@	3,743,621
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6(a)	5.57	†	03/25/36	4,250		3,016,437
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B*(c)	6.75		09/27/34	639		15,221
Series 2004-BN2A, Class B*(c)	7.00		12/27/34	292		10,333

						25,554

Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)	5.09	†	12/25/36	5,000		4,228,940
Series 2006-3, Class M4(a)	5.25	†	11/25/36	13,002		5,200,800
Series 2006-3, Class M5(a)	5.27	†	11/25/36	877		245,661
Series 2005-DO1, Class M1(a)	5.29	†	05/25/35	3,500		3,279,748
Series 2006-3, Class M6(a)	5.32	†	11/25/36	1,377		333,480
Series 2007-OPT1, Class M4(a)	5.47	†	06/25/37	5,000		3,237,270
Series 2005-OPT1, Class M7(a)	5.87	†	06/25/35	3,250		2,756,575
Series 2006-OPT2, Class M6(a)	5.87	†	05/25/36	10,000		4,147,070
Series 2006-OPT3, Class M6(a)	5.87	†	06/25/36	6,000		2,423,028
Series 2006-OPT1, Class M6(a)	5.97	†	03/25/36	3,000		1,268,406
Series 2007-OPT2, Class M7(a)	6.42	†	07/25/37	2,858		1,519,319
Series 2007-OPT1, Class M7(a)	6.62	†	06/25/37	2,500		1,102,508
Series 2006-OPT3, Class M8(a)	6.87	†	06/25/36	11,000		3,760,537
Series 2005-OPT1, Class M8(a)	6.88	†	06/25/35	7,500		6,209,452
Series 2005-OPT4, Class M11*(a) (c)	7.37	†	12/25/35	3,575		1,502,001
Series 2007-OPT1, Class M9(a)	7.37	†	06/25/37	1,000		200,000
Series 2005-4, Class M10* (a)	7.37	†	03/25/36	1,500		750,000
Series 2005-A, Class M11* (a)	7.87	†	04/25/35	3,349		267,880
Series 2005-DO1, Class M10(a)	8.12	†	05/25/35	1,100		385,000
Series 2005-DO1, Class M11(a)	8.12	†	05/25/35	3,078		923,400
Series 2005-OPT1, Class M9(a)	8.38	†	06/25/35	2,500		2,065,547

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)

					$45,806,622

Structured Asset Investment Loan Trust
Series 2005-9, Class M7(a)	6.12	%†	11/25/35	$7,464	3,957,502
Structured Asset Securities Corp.
Series 2005-S4, Class A(b)	4.50/4.50		08/25/35	2,639	2,069,652
Series 2006-WF1, Class M7(a)	5.82	†	02/25/36	3,438	1,555,021
Series 2004-HF1, Class B*	9.02	†	01/25/33	2,160	670,061

					4,294,734

UCFC Home Equity Loan
Series 1998-D, Class BF1	8.97		04/15/30	37	32,429
Vanderbilt Mortgage Finance
Series 1998-A, Class 2B2(a)	6.12	†	08/07/13	193	193,323
Series 1998-D, Class 2B2(a)	7.87	†	07/07/15	1,063	1,061,897

					1,255,220

Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)	6.05	†	10/25/35	2,576	1,978,291
Series 2005-2, Class M10(a)	7.37	†	10/25/35	8,737	6,593,744

					8,572,035

Total Asset-Backed Securities
(Cost — $498,066,998)					352,092,446

COMMERCIAL MORTGAGE BACKED SECURITIES - 3.8%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*	5.72		06/15/39	2,836	2,257,340
Series 2007-C3, Class K*	5.72		06/15/39	3,250	2,157,077

					4,414,417

GS Mortgage Securities Corporation II
Series 2007-GG10, Class H*	5.99		08/10/45	20,000	15,818,440
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class K*	6.01		06/15/49	3,601	2,406,476

Total Commercial Mortgage Backed Securities
(Cost — $26,899,898)					22,639,333

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 29.9%
Subordinated Collateralized Mortgage Obligations - 29.9%
Amoritizing Residential Collateral Trust
Series 2001-BC5, Class M1(a)	5.70	†	08/25/31	1,220	645,997
Countrywide Alternative Loan Trust
Series 2007-17CB, Class B1	5.75		08/25/37	3,495	1,747,415
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	5.32	†	02/25/35	860	850,227
Series 2004-29, Class 1B1(a)	5.72	†	02/25/35	2,616	2,602,194
Series 2005-7, Class IB2(a)	6.37	†	03/25/35	654	440,412
Series 2005-9, Class B1(a)	6.82	†	05/25/35	2,568	1,845,562

					5,738,395

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*(c)	24.87	†	05/25/08	2,060	2,099,159
Harborview Mortgage Loan Trust
Series 2005-9, Class 2X*	1.78		06/20/35	375,022	6,914,652
Series 2005-2, Class B1(a)	5.49	†	05/19/35	8,805	8,663,601
Series 2005-1, Class B1(a)	5.52	†	03/19/35	8,535	7,845,617
Series 2004-11, Class B2(a)	6.17	†	01/19/35	12,469	11,796,756
Series 2004-8, Class B4(a)	6.27	†	11/19/34	2,134	1,715,729
Series 2004-10, Class B4(a)	6.52	†	01/19/35	1,380	1,104,856
Series 2005-1, Class B4* (a)	6.77	†	03/19/35	7,490	6,662,111
Series 2005-2, Class B4* (a)	6.77	†	05/19/35	1,200	887,191

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

					$45,590,513

JP Morgan Mortgage Trust
Series 2006-A7, Class B4*	5.90%		01/25/37	$998	796,528
Series 2006-A7, Class B5*	5.90		01/25/37	1,299	1,000,150
Series 2006-A7, Class B6*	5.90		01/25/37	1,303	482,068

					2,278,746

Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a)	5.10	†	11/25/37	2,000	1,765,618
Series 2006-AF2, Class BF2*	6.25		10/25/36	564	242,707
Series 2006-AF2, Class BF3*	6.25		10/25/36	459	73,384

					2,081,709

RESI Finance LP
Series 2005-C, Class B4*	5.77	†	09/10/37	5,447	5,027,103
Series 2004-B, Class B3*	6.02	†	02/10/36	5,929	5,683,401
Series 2005-D, Class B6*	7.34	†	12/15/37	2,015	1,820,633

					12,531,137

Residential Funding Mortgage Security I
Series 2006-S1, B2	5.75		01/25/36	542	281,070
Series 2006-S1, Class B1	5.75		01/25/36	705	513,316
Series 2006-S1, Class B3	5.75		01/25/36	375	82,436

					876,822

Resix Financial Ltd. Credit-Linked Note
Series 2006-1, Class B7*	8.12	†	12/25/37	863	767,082
Series 2005-B, Class B7*	8.22	†	06/10/37	5,629	4,966,901
Series 2005-C, Class B7*	8.22	†	09/10/37	4,851	4,273,451
Series 2004-C, Class B7*	8.62	†	09/10/36	3,724	3,413,459
Series 2005-C, Class B8*	8.87	†	09/10/37	3,396	2,970,112
Series 2005-B, Class B8*	9.02	†	06/10/37	1,681	1,485,281
Series 2004-B, Class B7*	9.12	†	02/10/36	1,685	1,581,722
Series 2006-C, Class B9*	9.24	†	07/15/38	2,993	2,666,085
Series 2005-D, Class B7*	9.34	†	12/15/37	2,585	2,402,744
Series 2004-A, Class B7*	9.37	†	02/10/36	1,626	1,553,140
Series 2007-A, Class B10*	9.84	†	02/15/39	2,987	2,460,249
Series 2006-1, Class B9*	9.87	†	12/25/37	820	707,986
Series 2005-D, Class B8*	10.84	†	12/15/37	2,409	2,292,142
Series 2003-D, Class B7*	10.87	†	12/10/35	4,448	4,447,895
Series 2003-C, Class B7*	11.12	†	09/10/35	4,688	4,787,299
Series 2003-CB1, Class B7*	11.12	†	06/10/35	2,781	2,836,760
Series 2006-1, Class B10*	12.12	†	12/25/37	410	386,370
Series 2006-C, Class B11*	12.34	†	07/15/38	2,494	2,294,411
Series 2007-A, Class B12*	13.09	†	02/15/39	1,493	1,269,040
Series 2006-C, Class B12*	14.34	†	07/15/38	3,654	3,376,795

					50,938,924

Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	5.37	†	05/20/35	4,541	4,515,432
Series 2004-10, Class B1(a)	5.50	†	11/20/34	2,660	2,643,481
Series 2004-3, Class M1(a)	5.50	†	05/20/34	2,001	1,999,583
Series 2004-9, Class B1(a)	5.51	†	10/20/34	4,672	4,606,991

					13,765,487

Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1(a)	5.11	†	11/25/37	10,032	7,810,624
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	5.10	†	05/25/35	805	797,634
Series 2005-7, Class B42	6.17	†	03/25/35	807	719,853
Series 2005-7, Class B52	6.17	†	03/25/35	576	452,511

					1,969,998

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Washington Mutual
Series 2005-AR1, Class B2(a)	5.82	%†	01/25/45	$3,913		$3,899,809
Series 2005-AR2, Class B10(a)	6.07	†	01/25/45	7,401		6,562,902
Series 2005-AR2, Class B9(a)	6.07	†	01/25/45	1,671		1,227,183

						11,689,894

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6, Class 5A1	5.11		03/25/36	8,631	@	8,506,112
Series 2006-AR13, Class B1	5.76		09/25/36	6,867		6,679,865
Series 2006-AR13, Class B5*	5.76		09/25/36	1,159		569,218
Series 2006-AR13, Class B6*	5.76		09/25/36	1,508		226,170
Series 2006-14, Class B4*	6.00		11/25/36	1,662		1,123,122
Series 2006-15, Class B5*	6.00		11/25/36	2,381		1,185,289
Series 2006-15, Class B6*	6.00		11/25/36	2,540		468,694

						18,758,470

Total Subordinated Collateralized Mortgage Obligations
(Cost — $195,261,850)						178,523,290

Total Non-Agency Residential Mortgage Backed Securities
(Cost — $195,261,850)						178,523,290

			Notional
	Interest		Amount
	Rate	Maturity	(000s)	Value

INTEREST ONLY SECURITIES — 2.2%
Countrywide Alternative Loan Trust
Series 2005-56, Class 1X	2.11	11/25/35	169,878	5,282,178
Residential Accredit Loans, Inc.
Series 2006-Q01, Class X3	2.13	02/25/46	159,754	7,613,255

Total Interest Only Securities
(Cost — $18,474,617)				12,895,433

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

SHORT TERM INVESTMENT — 0.1%
United States Treasury Bill# (cost $298,420)	4.05	12/20/07	300	298,417

Total Investments — 98.6%
(Cost — $760,824,795)				588,124,603
Other Assets in Excess of Liabilities — 1.4%				8,063,726

NET ASSETS — 100.0%				$596,188,329

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	—	Variable Rate Security — Interest Rate is in effect as of October 31, 2007.

(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of October, 2007, the total value of all such securities was $15,645,691 or 2.62% of net assets.

#	—	Portion or entire principal amount delivered as collateral for open future contracts.

^	—	At October 31, 2007, the aggregate cost of investments for income tax purposes was $760,824,795. Net unrealized depreciation aggregated $172,700,192 of which $1,081,248 related to appreciated investment securities and $173,781,440 related to depreciated investment securities.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
October 31, 2007

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.
Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Brookfield Asset Management is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
At October 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$6,095,000	Lehman Brothers, Inc., 5.24%, dated 10/17/07, maturity date 11/1/07	$6,107,432
10,800,000	Morgan Stanley, 5.29%, dated 10/15/07, maturity date 11/1/07	10,827,005
7,559,000	Bear Stearns, 5.03%, dated 10/16/07, maturity date 11/14/07	7,589,629
2,458,000	Bear Stearns, 4.88%, dated 10/23/07, maturity date 11/14/07	2,465,330
7,665,000	Bear Stearns, 5.23%, dated 10/16/07, maturity date 11/14/07	7,697,293
10,733,000	Morgan Stanley, 4.9%, dated 10/15/07, maturity date 11/15/07	10,778,749
6,800,000	Morgan Stanley, 5.29%, dated 10/15/07, maturity date 11/15/07	6,831,005
5,625,000	Morgan Stanley, 5.29%, dated 10/15/07, maturity date 11/15/07	5,650,648
3,909,000	Lehman Brothers, Inc., 5.19%, dated 10/17/07, maturity date 11/26/07	3,931,000

$61,644,000

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
October 31, 2007

		Maturity
Face Value	Description	Amount
	Maturity Amount, Including Interest Payable	$61,878,091

	Market Value of Assets Sold Under Agreements	$72,294,337

	Weighted Average Interest Rate	5.17%

The average daily balance of reverse repurchase agreements outstanding during the period ended October 31, 2007, was approximately $138,678,322 at a weighted average interest rate of 2.95%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $86,049,248 as of August 17, 2007 which was 11.03% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets or Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of October 31, 2007, the following swap agreements were outstanding:

			Net
			Unrealized
	Expiration		Appreciation
Notional Amount	Date	Description	(Depreciation)

$10,000,000	08/25/37	Agreement with Goldman Sachs, dated 07/31/07 to pay monthly the notional amount multiplied by 2.24% and to receive in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-07-1.	$1,940,978
10,000,000	05/25/46	Agreement with Lehman Brothers, dated 03/01/07 to receive monthly the notional amount multiplied by 0.44% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-A-06-2.	(5,756,478)

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
October 31, 2007

			Net
			Unrealized
	Expiration		Appreciation
Notional Amount	Date	Description	(Depreciation)
15,000,000	08/25/37	Agreement with Lehman Brothers, dated 07/19/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1.	(6,512,202)
5,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to pay monthly the notional amount multiplied by 0.64% and to receive in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-A-07-1.	1,429,399
15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-07-1-AA.	(5,649,687)
10,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 3.89% and to receive in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-07-1.	3,666,263
10,000,000	05/25/46	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.44% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-06-2-A.	(3,756,478)
10,000,000	07/25/45	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 1.54% and to receive in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-06-1.	4,351,269

			$(10,286,936)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of October 31, 2007, the fund had the following short futures contracts outstanding:
Short:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	October 31, 2007	Depreciation

$27,000,000	10 Yr. U.S. Treasury Note	December 2007	$29,462,130	$29,704,219	$(242,089)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: December 19, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: December 19, 2007

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: December 19, 2007